Inventories - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Impairment of inventories	$ 5,830	$ 12,573
Depletion And Amortization [Member]
Statement [Line Items]
Impairment of inventories	$ 2,398	$ 4,225